Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Trading securities
Trading securities	$ 6,041	¥ 36,569	¥ 25,795
Available-for-sale securities:
Available-for-sale securities	3,408	20,630	14,108
Fair Value, Measurements, Recurring [Member]
Trading securities
Trading securities	6,041	36,569	25,795
Available-for-sale securities:
Trading and Available-for-sale securities	9,449	57,199	39,903
Fair Value, Measurements, Recurring [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities		36,569	25,795
Available-for-sale securities:
Trading and Available-for-sale securities		57,199	39,903
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member]
Trading securities
Trading securities	3,210	19,433	12,126
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operations [Member]
Trading securities
Trading securities	420	2,540	1,737
Available-for-sale securities:
Available-for-sale securities	3,408	20,630	14,108
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	1,019	6,171	2,802
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Trading securities
Trading securities	1,458	8,824	6,475
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Others [Member]
Trading securities
Trading securities	313	1,898	1,112
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities		19,433	12,126
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operations [Member]
Trading securities
Trading securities		2,540	1,737
Available-for-sale securities:
Available-for-sale securities		20,630	14,108
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities		6,171	2,802
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Trading securities
Trading securities		8,824	6,475
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Others [Member]
Trading securities
Trading securities		1,898	1,112
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities	$ 2,831	17,136	13,669
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities		¥ 17,136	¥ 13,669